Significant Contingent Liabilities and Unrecognized Contract Commitments	6 Months Ended
Jun. 30, 2023
Significant Contingent Liabilities and Unrecognized Contract Commitments
Significant Contingent Liabilities and Unrecognized Contract Commitments
9.	Significant Contingent Liabilities and Unrecognized Contract Commitments
9(1)	Contingencies
None.
9(2)	Commitments
Except for Notes 6(6), 6(8) and 7(2), there is no other significant commitments.